MORTGAGE NOTES PAYABLE, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Balloon payment		$ 1,757,007
Mortgage Notes Payable [Abstract]
Deferred financing costs		17,200	$ 27,800
Refinanced mortgage loans				$ 297,000
Loss on extinguishment of debt		3,902	245	5,091
Early repayment of notes payable		204,730	13,725	$ 304,484
Contractual Maturities [Abstract]
2018		78,998
2019		124,207
2020		55,153
2021		340,568
2022		581,415
Thereafter		744,757
Total		1,925,098
Due in next 12 months [Member]
Debt Instrument [Line Items]
Balloon payment	[1]	50,740
Contractual Maturities [Abstract]
2018		28,258
Mortgage Notes Payable
Mortgage Notes Payable [Abstract]
Outstanding Face Amount		1,925,098	2,156,774
Carrying value	[2]	$ 1,907,928	2,130,387
Weighted Average Maturity (Years)		4 years 9 months
Mortgage Notes Payable | Level 3
Contractual Maturities [Abstract]
Fair value of mortgage notes payable		$ 1,900,000	2,100,000
Mortgage Notes Payable | Fixed Rate
Mortgage Notes Payable [Abstract]
Carrying value of collateral		1,500,000	1,600,000
Mortgage Notes Payable | Floating Rate
Mortgage Notes Payable [Abstract]
Carrying value of collateral		800,000	1,000,000
Due in year two [Member]
Debt Instrument [Line Items]
Balloon payment		95,345
Contractual Maturities [Abstract]
2019		28,862
Due in year three [Member]
Debt Instrument [Line Items]
Balloon payment		24,950
Contractual Maturities [Abstract]
2020		30,203
Due in year four [Member]
Debt Instrument [Line Items]
Balloon payment		311,518
Contractual Maturities [Abstract]
2021		29,050
Due in year five [Member]
Debt Instrument [Line Items]
Balloon payment		561,477
Contractual Maturities [Abstract]
2022		19,938
Due after year five [Member]
Debt Instrument [Line Items]
Balloon payment		712,977
Contractual Maturities [Abstract]
Thereafter		31,780
Total outstanding principal [Member]
Contractual Maturities [Abstract]
Total		$ 168,091
Managed Properties | Mortgage Notes Payable | LIBOR | Minimum
Mortgage Notes Payable [Abstract]
Basis spread on variable rate (in hundredths)		3.30%
Managed Properties | Mortgage Notes Payable | LIBOR | Maximum
Mortgage Notes Payable [Abstract]
Basis spread on variable rate (in hundredths)		3.80%
Managed Properties | Mortgage Notes Payable | Fixed Rate
Mortgage Notes Payable [Abstract]
Outstanding Face Amount		$ 563,526	604,749
Carrying value	[2]	$ 560,182	601,232
Weighted Average Maturity (Years)		6 years 6 months
Managed Properties | Mortgage Notes Payable | Fixed Rate | Minimum
Mortgage Notes Payable [Abstract]
Interest rate		3.65%
Managed Properties | Mortgage Notes Payable | Fixed Rate | Maximum
Mortgage Notes Payable [Abstract]
Interest rate		4.93%
Managed Properties | Mortgage Notes Payable | Floating Rate
Mortgage Notes Payable [Abstract]
Outstanding Face Amount	[3]	$ 640,880	717,254
Carrying value	[2],[3]	$ 636,166	710,672
Weighted Average Maturity (Years)	[3]	4 years 1 month
Managed Properties | Mortgage Notes Payable | Floating Rate | LIBOR | Minimum
Mortgage Notes Payable [Abstract]
Basis spread on variable rate (in hundredths)		2.20%
Managed Properties | Mortgage Notes Payable | Floating Rate | LIBOR | Maximum
Mortgage Notes Payable [Abstract]
Basis spread on variable rate (in hundredths)		2.70%
Triple Net Lease | Mortgage Notes Payable | Fixed Rate
Mortgage Notes Payable [Abstract]
Outstanding Face Amount	[4]	$ 669,656	683,137
Carrying value	[2],[4]	$ 660,646	667,579
Weighted Average Maturity (Years)	[4]	4 years 4 months
Triple Net Lease | Mortgage Notes Payable | Fixed Rate | Minimum
Mortgage Notes Payable [Abstract]
Interest rate		3.80%
Triple Net Lease | Mortgage Notes Payable | Fixed Rate | Maximum
Mortgage Notes Payable [Abstract]
Interest rate		7.40%
Triple Net Lease | Mortgage Notes Payable | Floating Rate
Mortgage Notes Payable [Abstract]
Outstanding Face Amount		$ 51,036	151,634
Carrying value	[2]	$ 50,934	$ 150,904
Weighted Average Maturity (Years)		4 months
Triple Net Lease | Mortgage Notes Payable | Floating Rate | LIBOR | Minimum
Mortgage Notes Payable [Abstract]
Basis spread on variable rate (in hundredths)		3.00%
Mortgage Loans, Face Amounts of 336,800 [Member] | Triple Net Lease | Mortgage Notes Payable | Fixed Rate
Mortgage Notes Payable [Abstract]
Outstanding Face Amount		$ 336,800
Mortgage Loans, Face Amounts of 336,800 [Member] | Triple Net Lease | Mortgage Notes Payable | Fixed Rate | Minimum
Mortgage Notes Payable [Abstract]
Interest rate		4.00%
Mortgage Loans, Face Amounts of 336,800 [Member] | Triple Net Lease | Mortgage Notes Payable | Fixed Rate | Maximum
Mortgage Notes Payable [Abstract]
Interest rate		4.99%
Mortgage Loans, Face Amounts of 286,500 [Member] | Triple Net Lease | Mortgage Notes Payable | Fixed Rate
Mortgage Notes Payable [Abstract]
Outstanding Face Amount		$ 286,500
Mortgage Loans, Face Amounts of 286,500 [Member] | Triple Net Lease | Mortgage Notes Payable | Fixed Rate | Minimum
Mortgage Notes Payable [Abstract]
Interest rate		3.80%
Mortgage Loans, Face Amounts of 286,500 [Member] | Triple Net Lease | Mortgage Notes Payable | Fixed Rate | Maximum
Mortgage Notes Payable [Abstract]
Interest rate		4.55%

[1]	In February 2018, we exercised an option to extend the balloon payment to April 2019. See Note 15 for additional information.
[2]	The totals are reported net of deferred financing costs of $17.2 million and $27.8 million as of December 31, 2017 and 2016, respectively.
[3]	The balance as of December 31, 2016 represents two AL/MC properties in the Managed Properties segment and primarily consists of the carrying value of buildings and land. These properties were sold on January 31, 2017.
[4]	Includes loans with an outstanding face amount of $336.8 million and $286.5 million, as of December 31, 2017, for which we bought down the interest rates to 4.00% and 3.80%, respectively, through January 2019. The interest rates will increase to 4.99% and 4.55%, respectively, thereafter.